Property, Plant and Equipment (Notes)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, at cost, is as follows (in thousands):

	September 30, 2012	December 31, 2011
Crude Oil Gathering	$108,884	$97,249
Terminalling, Transportation and Storage	244,982	184,000
Gross Property, Plant and Equipment	353,866	281,249
Less: Accumulated depreciation	93,973	85,102
Net Property, Plant and Equipment	$259,893	$196,147